16. STOCKHOLDERS' DEFICIT	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Notes to Financial Statements
16. STOCKHOLDERS' DEFICIT

A.	Preferred Stock

The Company’s Amended Articles of Incorporation authorize the issuance of 10,000,000 shares of preferred stock. The Board of Directors has the power to designate the rights and preferences of the preferred stock and issue the preferred stock in one or more series.

On October 14, 2015, the Company amended its Articles of Incorporation to designate 4,000,000 preferred shares, as “Series B Convertible Preferred Stock” with a $0.10 par value. Each share of Series B Convertible Preferred Stock is convertible, at the holders request, into 0.475 shares of Common Stock. Holders of Series B Convertible Preferred Stock do not have any voting rights.

On October 16, 2015, the Company and T Squared Partners LP ("T Squared") entered into a Preferred Stock Exchange Agreement whereby 1,042,753 shares of Series A Convertible Preferred Stock were to be exchanged for 1,000,000 shares of Series B Convertible Preferred Stock upon satisfaction of certain conditions. On March 7, 2016, all conditions were satisfied and, pursuant to the Preferred Stock Exchange Agreement, the Company issued to T Squared Partners LP 1,000,000 shares of Series B Convertible Preferred Stock. The Company retired the 1,042,753 shares of Series A Convertible Preferred Stock it received in the exchange. The Company recorded a preferred stock dividend in additional paid in capital of $5,227,247 related to this exchange. On November 14, 2016, T Squared notified the Company that it would convert 1,000,000 shares of Series B Preferred Stock into 475,000 shares of the Common Stock effective November 16, 2016.

On February 23, 2016, the Company amended its Articles of Incorporation to designate 1,000,000 preferred shares as “Series C Convertible Preferred Stock” with a $0.001 par value which may be issued only to an “Eligible Series C Preferred Stock Holder”. On May 9, 2017, the Board of Directors of the Company approved the amendment of the Company’s articles of incorporation to reduce the designation of Series C Convertible Preferred Stock to 50,000 shares with a $0.001 par value. The amendment was approved by the Company’s shareholders on June 29, 2017 and the Company filed Amended and Restated Articles of Incorporation with the State of Florida (‘the Second Amended and Restated Articles of Incorporation”) on July 6, 2017. Pursuant to the Second Amended and Restated Articles of Incorporation, each share of Series C Convertible Preferred Stock will be convertible into one share of common stock, subject to adjustment for each issuance of common stock (but not upon issuance of common stock equivalents) that occurred, or occurs, from the date of issuance of the Series C Convertible Preferred Stock (the “issue date”) until the fifth (5th) anniversary of the issue date (i) upon the conversion or exercise of any instrument issued on the issued date or thereafter issued (but not upon the conversion of the Series C Convertible Preferred Stock), (ii) upon the exchange of debt for shares of common stock, or (iii) in a private placement, such that the total number of shares of common stock held by an “Eligible Class C Preferred Stock Holder” (based on the number of shares of common stock held as of the date of issuance) will be preserved at the same percentage of shares of common stock outstanding held by such Eligible Class C Preferred Stock Holder on such date. An Eligible Class C Preferred Stock Holder means any of (i) DE LLC for so long as Mr. O’Dowd continues to beneficially own at least 90% and serves on the board of directors or other governing entity, (ii) any other entity in which Mr. O’Dowd beneficially owns more than 90%, or a trust for the benefit of others, for which Mr. O’Dowd serves as trustee and (iii) Mr. O’Dowd individually. Series C Convertible Preferred Stock will only be convertible by the Eligible Class C Preferred Stock Holder upon the Company satisfying one of the “optional conversion thresholds”. Specifically, a majority of the independent directors of the Board, in its sole discretion, must have determined that the Company accomplished any of the following (i) EBITDA of more than $3.0 million in any calendar year, (ii) production of two feature films, (iii) production and distribution of at least three web series, (iv) theatrical distribution in the United States of one feature film, or (v) any combination thereof that is subsequently approved by a majority of the independent directors of the Board based on the strategic plan approved by the Board. While certain events may have occurred that could be deemed to have satisfied this criteria, the independent directors of the Board have not yet determined that an optional conversion threshold has occurred.  Except as required by law, holders of Series C Convertible Preferred Stock will only have voting rights once the independent directors of the Board determine that an optional conversion threshold has occurred. Only upon such determination, will the Series C Convertible Preferred Stock be entitled or permitted to vote on all matters required or permitted to be voted on by the holders of common stock and will be entitled to that number of votes equal to three votes for the number of Conversion Shares (as defined in the Certificate of Designation) into which such Holder’s shares of the Series C Convertible Preferred Stock could then be converted.

The Certificate of Designation also provides for a liquidation value of $0.001 per share. The Certificate of Designation also provides for dividend rights of the Series C Convertible Preferred Stock on parity with the Company’s Common Stock.

On March 7, 2016, as the Merger Consideration related to the Company’s merger with Dolphin Films), DE LLC was issued 2,300,000 shares of Series B Convertible Preferred Stock and 1,000,000 shares of Series C Convertible Preferred Stock. On November 15, 2016, DE LLC converted 2,300,000 shares of Series B Convertible Preferred Stock into 1,092,500 shares of the Company’s Common Stock.

On May 9, 2017, the Company’s Board of Directors determined that it was in the best interest of the Company to retire the designations of Series A Convertible Preferred and Series B Convertible Preferred and this determination was included in the Second Amended and Restated Articles of Incorporation filed with the State of Florida on July 6, 2017.

As of June 30, 2017 and December 31, 2016, the Company did not have any Series A or Series B Convertible Preferred Stock outstanding and 50,000 shares of Series C Convertible Preferred Stock issued and outstanding.

B.	Common Stock

The Company’s Articles of Incorporation previously authorized the issuance of 200,000,000 shares of Common Stock. 250,000 shares had been designated for the 2012 Omnibus Incentive Compensation Plan (the “2012 Plan”). On June 29, 2017, our shareholders of the Company approved the 2017 Equity Compensation Plan (the “2017 Plan”) that replaced the 2012 Plan. On August 7, 2017, the Company registered 1,000,000 of Common Stock through the filing of an S-8 statement to be used for the 2017 Plan. As of June 30, 2017, and December 31, 2016, no awards have been issued in connection with these plans. On February 23, 2016, the Company filed Articles of Amendment to the Amended Articles of Incorporation with the Secretary of State of the State of Florida to increase the number of authorized shares of its Common Stock from 200,000,000 to 400,000,000.

On February 16, 2017, the Company entered into a subscription agreement pursuant to which the Company issued and sold to an investor 50,000 shares of Common Stock at a price of $10.00 per Share. This transaction provided $500,000 in proceeds for the Company.

On March 30, 2017, the Company entered into a Membership Interest Purchase Agreement to acquire a 100% membership interest in 42West. The Company issued 615,140 shares of Common Stock at a price of $9.22 per share related to this transaction. See note 4 for further details on the acquisition.

On March 30, 2017, KCF Investments LLC and BBCF 2011 LLC exercised Warrants J and K to purchase 1,085,000 and 85,000, respectively, of shares of Common Stock at a purchase price of $0.03 per share. This transaction provided $35,100 in proceeds for the Company. See note 18 for further discussion.

On April 13, 2017, the Company issued the following shares of Common Stock as per the 42West Acquisition agreement; (i) 172,275 to certain designated employees and (ii) 50,000 shares as an estimate for the Purchase Consideration withheld on the date of closing related to the working capital.

On April 13, 2017, the Company issued 3,254 shares of Common Stock to a consultant for services rendered during the month ended March 31, 2017. The shares were issued at a purchase price of $9.22 per share.

On April 13, 2017, T Squared partially exercised Class E Warrants and acquired 162,885 shares of our common stock pursuant to the cashless exercise provision in the related warrant agreement. T Squared had previously paid down $1,675,000 for these shares.

On April 14, 2017, the Principal Sellers of 42West, exercised put options in the aggregate amount of 43,382 shares of Common Stock and were paid an aggregate total of $400,000.

On June 26, 2017, the Principal Sellers of 42West, exercised put options in the aggregate amount of 32,538 shares of Common Stock and were paid an aggregate total of $300,000.

As of June 30, 2017, and December 31, 2016, the Company had 9,345,396 and 7,197,761 shares of Common Stock issued and outstanding, respectively.

C.	Noncontrolling Interest

On May 21, 2012, the Company entered into an agreement with a note holder to form Dolphin Kids Clubs, LLC ("Dolphin Kids Clubs"). Under the terms of the agreement, Dolphin converted an aggregate amount of $1,500,000 in notes payable and received an additional $1,500,000 during the year ended December 31, 2012 for a 25% membership interest in the newly formed entity. The Company holds the remaining 75% and thus controlling interest in Dolphin Kids Clubs. The purpose of Dolphin Kids Clubs is to create and operate online kids clubs for selected charitable, educational and civic organizations. The agreement encompasses kids clubs created between January 1, 2012 and December 31, 2016. It was a “gross revenue agreement” and the Company was responsible for paying all associated operating expenses. On December 29, 2016, as part of a global agreement with the 25% member of Dolphin Kids Clubs, the Company entered into a Purchase Agreement and acquired the 25% noncontrolling interest of Dolphin Kids Clubs. In exchange for the 25% interest, the Company issued Warrant “J” that entitles the warrant holder to purchase shares of common stock at a price of $0.03 per share. See notes 12 and 18 for further discussion of Warrant “J”.

A)	Preferred Stock

The Company’s Articles of Incorporation authorize the issuance of 10,000,000 shares of preferred stock. The Board of Directors has the power to designate the rights and preferences of the preferred stock and issue the preferred stock in one or more series.

On October 14, 2015, the Company amended its Articles of Incorporation to designate 4,000,000 preferred shares, as “Series B Convertible Preferred Stock” with a $0.10 par value. Each share of Series B Convertible Preferred Stock is convertible, at the holders request, into 0.475 shares of Common Stock. Holders of Series B Convertible Preferred Stock do not have any voting rights.

On October 16, 2015, the Company and T Squared Partners LP ("T Squared") entered into a Preferred Stock Exchange Agreement whereby 1,042,753 shares of Series A Convertible Preferred Stock were to be exchanged for 1,000,000 shares of Series B Convertible Preferred Stock upon satisfaction of certain conditions. On March 7, 2016, all conditions were satisfied and, pursuant to the Preferred Stock Exchange Agreement, the Company issued to T Squared Partners LP 1,000,000 shares of Series B Convertible Preferred Stock. The Company retired the 1,042,753 shares of Series A Convertible Preferred Stock it received in the exchange. The Company recorded a preferred stock dividend in additional paid in capital of $5,227,247 related to this exchange. On November 14, 2016, T Squared notified the Company that it would convert 1,000,000 shares of Series B Preferred Stock into 475,000 shares of the Common Stock effective November 16, 2016.

On February 23, 2016, the Company amended its Articles of Incorporation to designate 1,000,000 preferred shares as “Series C Convertible Preferred Stock” with a $0.001 par value which may be issued only to an “Eligible Series C Preferred Stock Holder”. An Eligible Class C Preferred Stock Holder means any of (i) Dolphin Entertainment for so long as Mr. O’Dowd continues to beneficially own at least 90% of Dolphin Entertainment and serves on the board of directors or other governing body of Dolphin Entertainment, (ii) any other entity in which Mr. O’Dowd beneficially owns more than 90%, or a trust for the benefit of others but for which Mr. O’Dowd serves as trustee and (iii) Mr. O’Dowd individually. The certificate of designation of the Series C Convertible Preferred Stock (the “Certificate of Designation”) provides that each share of Series C Convertible Preferred Stock is convertible into one share of Common Stock. Until the fifth anniversary of the date of the issuance, the Series C Convertible Preferred Stock has certain anti-dilution protections as provided in the Certificate of Designation. Specifically, the number of shares of Common Stock into which the Series C Convertible Preferred Stock may convert (the “Conversion Number”) will be adjusted for each future issuance of Common Stock (but not upon issuance of Common Stock equivalents) (i) upon the conversion or exercise of any instrument currently or hereafter issued (but not upon the conversion of the Series C Convertible Preferred Stock), (ii) upon the exchange of debt for shares of Common Stock, or (iii) in a private placement, such that the total number of shares of Common Stock held by an “Eligible Series C Preferred Holder” (based on the number of shares of Common Stock held as of the date of issuance) will be preserved at the same percentage of shares of Common Stock outstanding at the time by the holder, which is approximately 53% of the shares of Common Stock outstanding at December 31, 2016. The shares of Series C Convertible Preferred Stock will automatically convert into the number of shares of Common Stock equal to the Conversion Number in effect at that time (“Conversion Shares”) upon the occurrence of any of the following events: (i) upon transfer, by current holder, of the Series C Convertible Preferred Stock to any holder other than an Eligible Class C Preferred Stock Holder, (ii) if the aggregate number of shares of Common Stock plus Conversion Shares (issuable upon conversion of each share of Series B Convertible Preferred Stock and the Series C Convertible Preferred Stock) held by the Eligible Class C Preferred Stock Holders in the aggregate constitutes 10% or less of the sum of (x) the outstanding shares of Common Stock plus (y) all Conversion Shares held by the Eligible Class C Preferred Stock Holders and (iii) at such time as the holder of Series C Convertible Preferred Stock ceases to be an Eligible Class C Preferred Stock Holder. Series C Convertible Preferred Stock will only be convertible by the holder upon the Company satisfying certain “optional conversion thresholds” as provided in the Certificate of Designation. The Certificate of Designation also provides for a liquidation value of $0.001 per share. The holders of Series C Convertible Preferred Stock and Common Stock will vote together as a single class on all matters upon which the Common Stock is entitled to vote, except as otherwise required by law. The holders of Series C Convertible Preferred Stock will be entitled to three votes for each share of Common Stock into which such holders’ shares of Series C Convertible Preferred Stock could then be converted. The Certificate of Designation also provides for dividend rights of the Series C Convertible Preferred Stock on parity with the Company’s Common Stock.

On March 7, 2016, as the Merger Consideration related to the Company’s merger with Dolphin Films (see Note 4 for further discussion), Dolphin Entertainment was issued 2,300,000 shares of Series B Convertible Preferred Stock and 1,000,000 shares of Series C Convertible Preferred Stock. On November 15, 2016, Mr. O’Dowd converted 2,300,000 shares of Series B Convertible Preferred Stock into 1,092,500 shares of the Company’s Common Stock.

As of December 31, 2016, the Company did not have any Series B Convertible Preferred Stock outstanding and 1,000,000 shares of Series C Convertible Preferred Stock issued and outstanding. As of December 31, 2015, the Company had 1,042,753 shares of Series A Convertible Preferred Stock issued and outstanding.

B)	Common Stock

The Company’s Articles of Incorporation previously authorized the issuance of 200,000,000 shares of Common Stock. 5,000,000 shares have been designated for an Employee Incentive Plan. As of December 31, 2016 and 2015, no awards have been issued in connection with this plan. On February 23, 2016, the Company filed Articles of Amendment to the Amended Articles of Incorporation with the Secretary of State of the State of Florida to increase the number of authorized shares of its Common Stock from 200,000,000 to 400,000,000.

On February 5, 2016, the Company issued 316,400 shares of Common Stock, at a post-split price of $5.00 per share, in connection with the conversion of the debt per the terms of the convertible debt agreement entered into on December 7, 2015. See Note 7 for further discussion.

On March 4, 2016, the Company issued 307,341 shares of Common Stock in connection with a subscription agreement entered into with Dolphin Entertainment for debt and interest on its revolving promissory note. The debt was converted at a post-split price of $10.00 per share. See Note 9 for further discussion.

On March 29, 2016, the Company entered into ten debt exchange agreements to convert $2,883,377 of aggregate principal and accrued interest under certain loan and security agreements into 288,338 shares of Common Stock at a post-split conversion price of $10.00 per share. See Note 6 for further discussion.

On April 1, 2016, the Company entered into subscription agreements under substantially identical terms with certain private investors (the “Quarterly Investors”), pursuant to which the Company issued and sold to the Quarterly Investors in a private placement (the “Quarterly Placement”) an aggregate of 537,500 shares (the “Initial Subscribed Shares”) of Common Stock (on a post-split basis), at a post-split purchase price of $5.00 per Share (the “Quarterly Purchase Price”). The Quarterly Placement initially provided $5,375,000 of aggregate gross proceeds to the Company. Under the terms of the Agreements, each Quarterly Investor has the option to purchase additional shares of Common Stock at the Quarterly Purchase Price, not to exceed the number of such Quarterly Investor’s Initial Subscribed Shares, during each of the second, third and fourth quarters of 2016 (each, a “Quarterly Subscription”). To exercise a Quarterly Subscription, a Quarterly Investor must deliver notice to the Company of such election during the first ten business days of the applicable quarter, specifying the number of additional shares of Common Stock such Quarterly Investor elects to purchase. If a Quarterly Investor timely delivers such notice to the Company, then the closing of the sale of the applicable number of additional shares of Common Stock must occur on the last business day of the applicable quarter. On June 28, 2016, the Company received $500,000 and issued 50,000 shares of Common Stock related to these agreements. On October 13, 2016, the Company received $600,000 and issued 60,000 shares of Common Stock related to these agreements.

On May 9, 2016, the Company filed Articles of Amendment to its Amended Articles of Incorporation to effectuate a 1 to 20 reverse stock split, as previously approved by the Company’s Board of Directors and a majority of its shareholders. The reverse stock split became effective on May 10, 2016. All shares and per share amounts in the Consolidated Financial Statements have been retrospectively adjusted for the reverse stock split.

On May 31, 2016, the Company entered into debt exchange agreements under substantially identical terms with certain investors, pursuant to which the Company issued and sold to such investors in a private placement an aggregate of 473,255 shares of Common Stock, in exchange for the cancellation of $4,732,545 of aggregate principal and accrued interest under certain notes held by such investors, at an exchange rate of $10.00 per share. See Note 6 for further discussion.

On June 22, 2016, the Company entered into a subscription agreement with an investor, pursuant to which the Company issued and sold to such investor 25,000 shares of Common Stock at a price of $10.00 per Share. This transaction provided $250,000 in proceeds for the Company.

On June 30, 2016, the Company entered into a subscription agreement with an investor, pursuant to which the Company issued and sold to such investor 10,000 shares of Common Stock at a price of $10.00 per Share. This transaction provided $100,000 in proceeds for the Company.

On June 30, 2016, the Company, entered into debt exchange agreements under substantially identical terms with certain investors pursuant to which the Company issued and sold to such investors in a private placement an aggregate of 1,276,330 shares of Common Stock, in exchange for the cancellation of $12,763,295 of aggregate principal and accrued interest under certain notes held by such investors, at an exchange rate of $10.00 per share. See Note 6 for further discussion.

On June 30, 2016, the Company entered into a substantially identical debt exchange agreement as those entered into on March 29, 2016. Pursuant to the terms of the debt exchange agreement, the Company converted an aggregate of $55,640 principal and interest into 5,564 shares of Common Stock at a conversion price of $10.00 per share. See Note 6 for further discussion.

On October 3, 2016, October 13, 2016 and October 27, 2016, the Company entered into three substantially identical debt exchange agreements to issue an aggregate of 33,100 shares of Common Stock at an exchange price of $10.00 per share to terminate three Equity Finance Agreements for a cumulative original investment amount of $331,000.

On October 3, 2016, the Company entered into a debt exchange agreement and agreed to issue 6,000 shares of the Common Stock at an exchange price of $10.00 per share to terminate the remaining Kids Club Agreement for (i) $10,000 plus (ii) the original investment of $50,000.

On October 13, 2016, the Company entered into six substantially identical subscription agreements, pursuant to which the Company issued 12,500 shares at $10.00 per share and received $125,000.

On November 15, 2016, the Company entered into a subscription agreement pursuant to which the Company issued and sold to an investor 50,000 shares of Common Stock at a price of $10.00 per Share. This transaction provided $500,000 in proceeds for the Company.

On November 16, 2016, the Company entered into five subscription agreements pursuant to which the Company issued and sold to three investors 12,500 shares of Common Stock at a price of $10.00 per Share. This transaction provided $125,000 in proceeds for the Company.

On November 22, 2016, the Company entered into a subscription agreement pursuant to which the Company issued and sold to an investor 5,000 shares of Common Stock at a price of $10.00 per Share. This transaction provided $50,000 in proceeds for the Company.

On December 15 and December 20, 2016, the Company entered into two substantially identical subscription agreements with two noteholders to convert an aggregate of $1,265,530 principal and interest on the notes into 126,554 shares of Common Stock at a conversion price of $10.00 per share. See Note 6 for further discussion.

As of December 31, 2016 and 2015, the Company had 7,197,761 and 2,047,309 shares of Common Stock issued and outstanding, respectively.

C)	Noncontrolling Interest

On May 21, 2012, the Company entered into an agreement with a note holder to form Dolphin Kids Clubs, LLC ("Dolphin Kids Clubs"). Under the terms of the agreement, Dolphin converted an aggregate amount of $1,500,000 in notes payable and received an additional $1,500,000 during the year ended December 31, 2012 for a 25% membership interest in the newly formed entity. The Company holds the remaining 75% and thus controlling interest in Dolphin Kids Clubs. The purpose of Dolphin Kids Clubs is to create and operate online kids clubs for selected charitable, educational and civic organizations. The agreement encompasses kids clubs created between January 1, 2012 and December 31, 2016. It is a “gross revenue agreement” and the Company will be responsible for paying all associated operating expenses. On December 29, 2016, as part of a global agreement with the 25% member of Dolphin Kids Clubs, the Company entered into a Purchase Agreement and acquired the 25% noncontrolling interest of Dolphin Kids Clubs. In exchange for the 25% interest, the Company issued Warrant “J” that entitles the warrant holder to purchase shares of common stock at a price of $0.03 per share. At the time of the agreement, the balance of the noncontrolling interest was $2,970,708. The Company recorded to Additional Paid in Capital $921,123 for the difference between the fair value of the warrants and the balance of the noncontrolling interest on the consolidated balance sheet on the date of the agreement. See Note 16 for further discussion of Warrant “J”.

In accordance with ASC 810-20, Consolidation – Control of Partnerships and Similar Entities Dolphin Kids Clubs is consolidated in the Company’s financial statements. Amounts attributable to the noncontrolling interest will follow the provisions in the contractual arrangement. As of December 31, 2015, noncontrolling interest of $2,977,808 is presented as a separate component of shareholders’ equity on the consolidated balance sheet.